PRINCIPAL ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
PRINCIPAL ACCOUNTING POLICIES
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of September 30, 2025 and December 31, 2024:

	As of September 30, 2025
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$40,322	$40,322

	December 31, 2024
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$30,824	$30,824

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability

The roll forward of major Level 3 financial assets and liabilities are as follows:

	Investments in available-for-sale	Put right
	debt securities	liabilities
Fair value of Level 3 financial liabilities as of December 31, 2023	$—	$13,852
Fair value change and extinguishment of put right liabilities	—	(13,852)
Purchase of available-for-sale debt securities	38,727	—
Fair value change of available-for-sale debt securities	350	—
Currency translation differences	265	—
Fair value of Level 3 financial liabilities as of September 30, 2024 (unaudited)	$39,342	$—

Fair value of Level 3 financial assets as of December 31, 2024	$30,824	$—
Fair value change of available-for-sale debt securities	9,498	—
Fair value of Level 3 financial assets as of September 30, 2025 (unaudited)	$40,322	$—

Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss

The Group’s CODM is regularly provided with the following disaggregated expense information included in the consolidated statements of comprehensive loss (the segment results have been recast for all periods to reflect the continuing operations of the Group):

	Nine Months Ended September 30,
	2025	2024
Segment revenue	$—	$—
Less:
Segment research and development expenses:
Direct clinical development expenses	1,655	6,961
Employee-related expenses	4,124	6,752
Other research and development expenses(1)	1,468	2,027
Segment administrative expenses(2)	14,122	22,315
Other segment items(3)	(5,887)	797
Segment loss	$15,482	$38,852

(1)
Other research and development expenses include professional service fees and other R&D overhead expenses.
(2)
Segment administrative expenses include professional service fees and other administrative overhead expenses.
(3)
Other segment items include equity in loss of affiliate, interest income, certain other expenses and income, foreign currency exchange gains and losses, amortization and depreciation expense, sub-lease income and certain rent expenses.